UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chapman Capital L.L.C.
Address:  1007 N. Sepulveda Blvd. #129
          Manhattan Beach, CA  90267


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert L. Chapman, Jr.
Title:  Managing Member
Phone:  (310) 373-0404


Signature, Place, and Date of Signing:

     /s/  Robert L. Chapman, Jr.     Manhattan Beach, CA     November 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     4

Form13F Information Table Value Total:     $9,569 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


                                 TITLE OF                VALUE      SHRS/     SH/  PUT/  INVSTMT  OTHER     VOTING      AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP    (x1,000)    PRN AMT    PRN  CALL  DSCRETN   MGRS      SOLE     SHARED  NONE

----------------------------     ---------  ---------  --------     --------  ---  ----  -------  ------     -------   -----  ----

BLUEGREEN CORP                   COM        096231105     2,125      307,500  SH         SOLE     NO         307,500       -     -
CENTURY BANCORP INC-CL A         COM        156432106       494       32,976  SH         SOLE     NO          32,976       -     -
EDCI HOLDINGS INC                COM        268315108     3,621      905,367  SH         SOLE     NO         905,367       -     -
VITESSE SEMICONDUCTOR CORP       COM        928497106     3,329    6,164,204  SH         SOLE     NO       6,164,204       -     -